UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21158
                                                     ---------------------

            Nuveen North Carolina Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: May 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

ANNUAL REPORT May 31, 2004


                                    NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPG

                                NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NZX

                              NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NKG

                             NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
                                                                             NNC

                         NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NRB

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNO

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NII

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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       NUVEEN FUND REPORT
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--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger


Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.



Dear
   SHAREHOLDER

I am very pleased to report that for the fiscal year ended May 31, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.

As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 2004

Nuveen Georgia and North Carolina Municipal Closed-End Exchange-Traded Funds (NPG, NZX, NKG, NNC, NRB, NNO, NII)

Portfolio Managers'
               COMMENTS

Portfolio managers Dan Solender and Cathryn Steeves review the market environment, key investment strategies and performance of these Nuveen Funds. Dan, who has 12 years of investment experience, including 8 years with Nuveen, assumed portfolio management responsibility for the Georgia (NPG, NZX, and NKG) and North Carolina (NNC, NRB, NNO, NII) Funds in November 2003. In February 2004, he turned over responsibility for the North Carolina Funds to Cathryn, who has been with Nuveen since 1996.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH REPORTING PERIOD ENDED MAY 31, 2004?

During this reporting period, the U.S. economy demonstrated growing evidence of improvement in such key areas as employment, capital spending and industrial production. Indeed, during the third quarter of last year, the U.S. gross domestic product grew at an annualized rate of 8.2%, more than double the second quarter's performance and the fastest annualized quarterly growth rate in nearly 20 years. Although this rapid pace was not considered sustainable, the economy continued to turn in steady performance for the rest of the 12-month reporting period, expanding by an annualized 4.1% in the fourth quarter of 2003 and an annualized 3.9% in the first three months of 2004.

Inflation also showed some signs of acceleration, driven mainly by higher energy and transportation costs, with the Consumer Price Index rising at a 5.1% rate (annualized) during the first five months of 2004. The combination of economic momentum and growing inflation concerns served as a catalyst for heightened volatility in the fixed-income markets. Although short-term interest rates remained at or near historical lows throughout this 12-month period, the long-term bond markets, including the municipal market, were increasingly driven by expectations that the Federal Reserve would move to increase interest rates and by speculation over the timing and extent of those increases. As one example, the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed municipal bond index, rose from 4.83% at the beginning of the period to 5.50% by the middle of August 2003. The index yield then fell steadily over the next seven months to reach 4.73% by the middle of March 2004, before rising to 5.36% by the end of the reporting period.

In general, municipal supply nationwide remained strong over the 12-month reporting period, with $384.8 billion in new bonds coming to market. This represented an increase of 2% over the preceding 12-month period. However, the pace of issuance slowed toward the end, with $147.8 billion in new municipal supply during the first five months of 2004, down 6% from January-May 2003. In May 2004 alone, volume decreased 9% from one year earlier.

HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN GEORGIA AND NORTH CAROLINA?

Despite the persistent decline in textile, paper and nondurable goods manufacturing in Georgia, the state's economy has begun to generate positive employment numbers, with improvements in the services sector, construction, and leisure and hospitality industries. Atlanta has reemerged as the primary growth driver for the state, while the expansion of Savannah's port facilities has triggered new investment there. As of May 2004, unemployment in Georgia was 3.9%, down from 4.8% a year earlier and well below the national average of 5.6%. During the 12-month reporting period ended May 2004, Georgia issued $6.5 billion in new municipal bonds, an increase of 20% over the previous 12-month period. As of May 2004, Georgia's general obligation debt continued to be rated Aaa/AAA, with a stable outlook, by Moody's and Standard & Poor's, respectively.

North Carolina's economy began to emerge from recession in late 2003. The state's services sector continued to be a major growth driver, while healthcare, tourism and financial services also added jobs. North Carolina remained an important high-tech research center, which should continue to attract investment over the long term. Furniture, apparel and textile manufacturing--which have been hurt by increasing imports and the shift to overseas production--remained the primary drag on the state's economy and accounted for the loss of 100,000 jobs since 2000. As of May 2004, unemployment in North Carolina had declined to 5.3% from 6.5% in May 2003. During the recession, the state continued to rely on nonrecurring sources to fund expenditures, depleting its rainy day fund. Now in the early stages of recovery, North Carolina has been slowly restoring balance to its fiscal operations. State issuance of new municipal bonds for the 12 months ended May 2004 totaled $7.0 billion, down 6% from the previous 12 months. As of May 31, 2004, the state maintained its Aa1/AAA ratings, with stable outlooks, from Moody's and Standard & Poor's, respectively.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE 12 MONTHS ENDED MAY 31, 2004?

As the market continued to anticipate rising interest rates, our major focus during this reporting period remained on trying to mitigate some of the interest rate risk inherent in each Fund's portfolio. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). Since longer-term bonds often carry more interest rate risk that intermediate-term or short-term bonds, we concentrated on finding attractive securities with defensive structures in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and greater total return potential.

Finding attractive issues became harder as the period progressed and the pace of new issuance declined. We focused largely on buying AAA rated bonds because there was virtually no supply of lower-rated investment-grade securities. Also, the relatively low supply of BBB rated bonds in Georgia led to increases in their prices, which often made them less attractive.

In the North Carolina Funds, our overall goal was to reduce the Funds' exposure to bonds with longer maturities and lower coupons, which we believed would likely underperform the market in a rising interest rate environment. Among the issues we sold from NNC were insured Raleigh Durham Airport bonds maturing in 2031. From NRB we sold some University of North Carolina bonds maturing in 2028. Some of the proceeds from these sales were reinvested in North Carolina general obligation bonds and in Davidson County COPs.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 5/31/04
(Annualized)

                              1-YEAR       5-YEAR      10-YEAR
--------------------------------------------------------------
NPG                           -0.23%        6.05%        7.67%
--------------------------------------------------------------
NZX                           -1.73%           NA           NA
--------------------------------------------------------------
NKG                           -2.67%           NA           NA
--------------------------------------------------------------
NNC                           -0.40%        6.36%        7.64%
--------------------------------------------------------------
NRB                           -1.08%           NA           NA
--------------------------------------------------------------
NNO                           -1.83%           NA           NA
--------------------------------------------------------------
NII                           -1.75%           NA           NA
--------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                   -0.03%        5.49%        6.33%
--------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
average2                      -0.99%        5.95%        7.16%
--------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the 12 months ended May 31, 2004, the total returns on net asset value (NAV) for all of the Funds in this report underperformed the return on the unleveraged Lehman Brothers Municipal Bond Index. NPG and NNC outperformed the Lipper Other States category average, and NRB performed roughly in line with this measure. NZX, NKG, NNO and NII underperformed the Lipper average.

1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, (44 funds); 5 years, (19 funds); and 10 years, (17 funds). Fund and Lipper returns assume reinvestment of dividends.

One of the primary factors affecting the 12-month performances of each of these Funds' compared with that of the unleveraged Lehman index was the Funds' use of leverage. Leveraging can provide opportunities for additional income and total return for common shareholders, but it is a strategy that adds volatility to the Funds' NAVs and share prices, especially when interest rates move significantly. While each of these Funds was able to generate additional income over this period through its use of leverage, rising interest rates caused larger declines in each Fund's NAV than would have been the case had the Fund not used leverage. This had a direct and negative effect on total returns over this period. NKG and NII also had a relatively long leverage-adjusted durations (see the inside back cover for a definition). As bond yields rose and prices fell, especially late in the period, bonds and funds with longer durations generally tended to underperform.

Other holdings that generally had a negative impact on the Funds' performances during this period of rising yields included lower coupon bonds, with relatively long maturities, which tend to perform poorly in a down market, and insured bonds, which underperformed the market as a whole during this 12-month period. NKG, NZX, NNO and NII had larger holdings in these types of bonds.

On the positive side, the Funds' performances were helped by their positions of lower-rated bonds, which outperformed other credit quality sectors as the economy improved and investors' demand for lower rated bonds increased. NPG, for example, benefited from having approximately 3% of its portfolio in bonds rated BB+ issued by Effingham County for Georgia-Pacific, which contributed 65 basis points to the Fund's total return.

The Funds' holdings in the housing sector, especially multifamily housing, also generally made positive contributions to their total returns. Among these seven Funds, NPG had the heaviest weighting of multifamily housing bonds, at 15% of its portfolio. In addition, the returns of NPG, NZX, NKG and NII were helped over this period by their holdings of bonds backed by revenues from the 1998 master tobacco settlement agreement.

All of the North Carolina Funds also saw good performance from their holdings in the industrial development resource sector, which ranked first in terms of returns among the Lehman municipal revenue sectors during this period. These holdings in NRB included bonds issued by Columbus County for International Paper Company. NNO held bonds issued by North Carolina Municipal Power Agency/Catawba, and NII owned bonds issued by Martin County for Weyerhaeuser Company.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of these seven Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this reporting period, this strategy enabled us to implement two dividend increases in NNO and one increase in NPG, NZX, NNC and NRB, maintain the dividend levels of NKG and NII.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of May 31, 2004, NPG, NZX, NNC, NRB and NNO had positive UNII balances, while NKG and NII had negative UNII balances.

NPG, NNC and NRB were trading at premiums to their net asset values as of May 31, 2004. The other four Funds were trading at discounts. As of the end of the fiscal year, all seven Funds were trading at smaller premiums or greater discounts than their average premium or discount over the course of the 12-month period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AS OF MAY 31, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was an important requirement. As of the end of May 2004, all seven of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 93% in NKG to 92% in NII, 85% in NRB, 84% in NNO, 83% in NPG and NZX, and 77% in NNC.

Nuveen Georgia Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2004



NPG

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           68%
AA                            15%
A                             10%
BBB                            4%
BB or Lower                    3%

FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.30
--------------------------------------------------
Common Share Net Asset Value                $14.42
--------------------------------------------------
Premium/(Discount) to NAV                    6.10%
--------------------------------------------------
Market Yield                                 5.92%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.77%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $54,607
--------------------------------------------------
Average Effective Maturity (Years)           19.87
--------------------------------------------------
Leverage-Adjusted Duration2                   9.15
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -4.56%        -0.23%
--------------------------------------------------
5-Year                         4.45%         6.05%
--------------------------------------------------
10-Year                        7.80%         7.67%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
Housing/Multifamily                            15%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.073
Jul                           0.073
Aug                           0.073
Sep                           0.0755
Oct                           0.0755
Nov                           0.0755
Dec                           0.0755
Jan                           0.0755
Feb                           0.0755
Mar                           0.0755
Apr                           0.0755
May                           0.0755

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       16.95
                              16.98
                              16.95
                              16.55
                              16.35
                              16.89
                              16.88
                              16.2
                              15.7
                              15.42
                              15.55
                              15.2
                              15.37
                              15.27
                              15.19
                              15.2
                              15.2
                              15.5
                              15.36
                              15.59
                              15.61
                              15.69
                              15.8
                              16
                              16.1
                              16.5
                              17
                              17.35
                              17.08
                              17.07
                              17.21
                              17.34
                              17.25
                              17.5
                              17.5
                              17.45
                              17.3
                              17.14
                              17.15
                              17.3
                              17.25
                              17
                              16.26
                              15.5
                              15.22
                              14.81
                              14.55
                              14.67
5/31/04                       15.3


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders net ordinary income distribution in December 2003 of $0.0063 per share.

Nuveen Georgia Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2004


NZX

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           73%
AA                            10%
A                              5%
BBB                           12%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.95
--------------------------------------------------
Common Share Net Asset Value                $14.47
--------------------------------------------------
Premium/(Discount) to NAV                   -3.59%
--------------------------------------------------
Market Yield                                 6.28%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.30%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $28,348
--------------------------------------------------
Average Effective Maturity (Years)           19.61
--------------------------------------------------
Leverage-Adjusted Duration2                  10.90
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -5.15%        -1.73%
--------------------------------------------------
Since Inception                3.01%         6.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              22%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.071
Jul                           0.071
Aug                           0.071
Sep                           0.073
Oct                           0.073
Nov                           0.073
Dec                           0.073
Jan                           0.073
Feb                           0.073
Mar                           0.073
Apr                           0.073
May                           0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       15.59
                              15.88
                              16.05
                              15.93
                              15.61
                              15.85
                              15.96
                              14.9
                              14.5
                              14.75
                              14.3
                              14.6
                              14.65
                              14.75
                              14.8
                              14.73
                              15.09
                              14.78
                              14.62
                              14.91
                              15.06
                              14.85
                              15.05
                              14.91
                              15.15
                              15.35
                              15.22
                              15.4
                              15.86
                              16.2
                              15.68
                              15.69
                              15.82
                              16.3
                              15.95
                              16.05
                              15.89
                              15.94
                              16.38
                              16.44
                              16.08
                              15.85
                              15
                              14.15
                              14.25
                              13.45
                              13.03
                              13.58
5/31/04                       13.95


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0136 per share.

Nuveen Georgia Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2004


NKG

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           79%
AA                            14%
A                              1%
BBB                            6%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.20
--------------------------------------------------
Common Share Net Asset Value                $13.79
--------------------------------------------------
Premium/(Discount) to NAV                   -4.28%
--------------------------------------------------
Market Yield                                 6.09%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.02%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $62,810
--------------------------------------------------
Average Effective Maturity (Years)           20.22
--------------------------------------------------
Leverage-Adjusted Duration2                  12.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -6.57%        -2.67%
--------------------------------------------------
Since Inception               -2.16%         3.14%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.067
Jul                           0.067
Aug                           0.067
Sep                           0.067
Oct                           0.067
Nov                           0.067
Dec                           0.067
Jan                           0.067
Feb                           0.067
Mar                           0.067
Apr                           0.067
May                           0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       14.98
                              14.78
                              15
                              14.7
                              15.15
                              15.14
                              14.7
                              14.41
                              14.02
                              13.86
                              13.5
                              13.57
                              13.48
                              13.9
                              13.42
                              13.45
                              13.9
                              13.84
                              13.85
                              13.68
                              13.59
                              13.55
                              13.59
                              13.49
                              13.68
                              13.52
                              13.48
                              13.85
                              14.22
                              14.68
                              14.3
                              14.31
                              14.66
                              14.65
                              14.85
                              14.85
                              15
                              14.77
                              14.96
                              14.83
                              14.65
                              14.45
                              13.8
                              13.6
                              13.55
                              12.6
                              12.31
                              12.92
5/31/04                       13.2

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0218 per share.

Nuveen North Carolina Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2004



NNC

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           45%
AA                            32%
A                             14%
BBB                            9%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.40
--------------------------------------------------
Common Share Net Asset Value                $14.55
--------------------------------------------------
Premium/(Discount) to NAV                    5.84%
--------------------------------------------------
Market Yield                                 5.81%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.80%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $91,941
--------------------------------------------------
Average Effective Maturity (Years)           16.72
--------------------------------------------------
Leverage-Adjusted Duration2                   9.30
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -4.08%        -0.40%
--------------------------------------------------
5-Year                         5.13%         6.36%
--------------------------------------------------
10-Year                        7.81%         7.64%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Education and Civic Organizations              16%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                           0.073
Jul                           0.073
Aug                           0.073
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0745
Apr                           0.0745
May                           0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       16.95
                              17.35
                              17.37
                              17.4
                              17.13
                              17.2
                              16.73
                              16.33
                              15.6
                              15.8
                              15.73
                              16
                              15.79
                              15.8
                              15.76
                              16.09
                              16.1
                              16.25
                              16.02
                              15.95
                              16.21
                              16.47
                              16.58
                              16.65
                              16.63
                              17
                              16.85
                              17.2
                              17.13
                              17.01
                              17.41
                              17.16
                              17.18
                              17.07
                              17.15
                              17.1
                              17.3
                              16.92
                              17.47
                              17.07
                              16.85
                              16.17
                              16.09
                              15.82
                              14.85
                              14.31
                              14.19
                              14.85
5/31/04                       15.4

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

Nuveen North Carolina Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2004


NRB


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           51%
AA                            34%
A                             10%
BBB                            5%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.05
--------------------------------------------------
Common Share Net Asset Value                $14.72
--------------------------------------------------
Premium/(Discount) to NAV                    2.24%
--------------------------------------------------
Market Yield                                 6.10%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.24%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $33,110
--------------------------------------------------
Average Effective Maturity (Years)           18.52
--------------------------------------------------
Leverage-Adjusted Duration2                   8.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -2.76%        -1.08%
--------------------------------------------------
Since Inception                6.02%         7.06%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Water and Sewer                                16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       16.45
                              16.73
                              16.85
                              17.35
                              16.86
                              16.9
                              16.8
                              16.42
                              14.9
                              14.99
                              15.03
                              14.5
                              14.65
                              14.9
                              15.23
                              15.24
                              15.17
                              15.41
                              15.4
                              15.54
                              15.68
                              15.73
                              16.2
                              16.16
                              16.35
                              16.5
                              16.64
                              16.75
                              16.8
                              16.8
                              16.88
                              16.88
                              16.77
                              16.69
                              16.72
                              16.8
                              16.84
                              16.96
                              17.02
                              17.15
                              16.8
                              16.7
                              16.1
                              15.5
                              15.54
                              15.1
                              14.96
                              15
5/31/04                       15.05


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0713 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2004


NNO


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           60%
AA                            24%
A                              8%
BBB                            8%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.80
--------------------------------------------------
Common Share Net Asset Value                $14.81
--------------------------------------------------
Premium/(Discount) to NAV                   -0.07%
--------------------------------------------------
Market Yield                                 5.84%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.85%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $55,311
--------------------------------------------------
Average Effective Maturity (Years)           14.91
--------------------------------------------------
Leverage-Adjusted Duration2                   9.91
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -1.94%        -1.83%
--------------------------------------------------
Since Inception                5.19%         7.23%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.071
Oct                           0.071
Nov                           0.071
Dec                           0.072
Jan                           0.072
Feb                           0.072
Mar                           0.072
Apr                           0.072
May                           0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       15.97
                              16.02
                              16.43
                              16.1
                              16.15
                              16.25
                              16.24
                              16
                              14.7
                              14.85
                              14.7
                              14.9
                              14.91
                              14.95
                              15.2
                              15.05
                              14.85
                              15.5
                              15.4
                              15.31
                              15.35
                              15.4
                              15.6
                              15.5
                              15.7
                              15.68
                              15.7
                              15.95
                              15.9
                              16
                              16.35
                              16.33
                              16.22
                              16.39
                              16.25
                              16.18
                              16.22
                              16.2
                              16.35
                              16.44
                              16.45
                              16.05
                              15.56
                              15.2
                              14.95
                              15.05
                              14.8
                              14.5
5/31/04                       14.8


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0285 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of May 31, 2004


NII


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           63%
AA                            29%
A                              2%
BBB                            6%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.68
--------------------------------------------------
Common Share Net Asset Value                $13.89
--------------------------------------------------
Premium/(Discount) to NAV                   -1.51%
--------------------------------------------------
Market Yield                                 5.88%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.91%
--------------------------------------------------
Net Assets Applicable to

Common Shares ($000)                       $54,482
--------------------------------------------------
Average Effective Maturity (Years)           18.58
--------------------------------------------------
Leverage-Adjusted Duration2                  11.14
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -4.93%        -1.75%
--------------------------------------------------
Since Inception               -0.35%         3.51%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE3
Jun                           0.067
Jul                           0.067
Aug                           0.067
Sep                           0.067
Oct                           0.067
Nov                           0.067
Dec                           0.067
Jan                           0.067
Feb                           0.067
Mar                           0.067
Apr                           0.067
May                           0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/31/03                       15.2
                              15.44
                              15.7
                              15.9
                              15.51
                              15.9
                              15.61
                              15.46
                              14.71
                              14.57
                              14.5
                              14.86
                              14.82
                              14.69
                              14.5
                              14.39
                              14.4
                              14.37
                              14.38
                              14.06
                              14.21
                              14.15
                              14.17
                              14.39
                              14.65
                              14.6
                              14.95
                              15.2
                              14.95
                              15.02
                              15.17
                              14.9
                              15.07
                              15.2
                              15.2
                              15.25
                              15.41
                              15.5
                              15.5
                              15.3
                              15.39
                              14.81
                              14.65
                              14.44
                              13.93
                              14.17
                              13.65
                              13.55
5/31/04                       13.68

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 See definition of leverage-adjusted duration on the inside back cover of this report.

3 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0071 per share.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2 and Nuveen North Carolina Dividend Advantage Municipal Fund 3 as of May 31, 2004, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2 and Nuveen North Carolina Dividend Advantage Municipal Fund 3 at May 31, 2004, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

CHICAGO, ILLINOIS
JULY 9, 2004

                            Nuveen Georgia Premium Income Municipal Fund (NPG)
                            Portfolio of
                                    INVESTMENTS May 31, 2004
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 6.8%

$       2,000   Cartersville Development Authority, Georgia, Sewerage                 5/07 at 101.00          A+     $    2,064,100
                 Facilities Revenue Refunding Bonds, Anheuser-Busch Project,
                 Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,628,680
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.4%

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa            985,570
                 Revenue Bonds, UGAREF East Campus  Housing LLC Project,
                 Series 2002, 5.000%, 12/01/33 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/05 at 102.00         AAA          1,286,908
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/05 at 102.00         AAA          1,457,720

        1,550   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,608,683
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/21 -
                 XLCA Insured

          395   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00          AA            408,604
                 Bonds, Emory University Project, Series 1994A,
                 6.000%, 10/01/14

        1,550   Private Colleges and Universities Authority, Georgia, Revenue         6/04 at 101.00          AA          1,569,266
                 Bonds, Agnes Scott College, Series 1993, 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.2%

        2,300   Chatham County Hospital Authority, Savannah, Georgia, Hospital        7/11 at 101.00          A-          2,430,387
                 Revenue Improvement Bonds, Memorial Health University
                 Medical Center Inc., Series 2001A, 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,994,040
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

        3,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/12 at 101.00         Aaa          3,010,380
                 Certificates, Floyd Medical Center Project, Series 2002,
                 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,123,201
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/19 - MBIA Insured

        1,765   Gainesville, Hall County Hospital Authority, Georgia, Revenue        10/05 at 102.00         AAA          1,873,600
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc. Project, Series 1995, 6.000%, 10/01/25 - MBIA Insured

        1,750   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/11 at 100.00          A-          1,760,500
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc. Project, Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          3,806,588
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        1,060   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa          1,086,574
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 22.4%

        1,145   Clayton County Housing Authority, Georgia, Multifamily Housing       12/05 at 102.00         AAA          1,174,392
                 Revenue Bonds, Advantages Project, Series 1995,
                 5.800%, 12/01/20

        3,400   DeKalb County Housing Authority, Georgia, Multifamily Housing         1/05 at 102.00         AAA          3,487,584
                 Revenue Bonds, Lakes at Indian Creek Apartments Project,
                 Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
                 FSA Insured

          930   Decatur Housing Authority, Georgia, FHA-Insured Mortgage              7/04 at 100.00         AAA            930,800
                 Revenue Refunding Bonds, Section 8 Assisted Park Trace
                 Apartments Project, Series 1992A, 6.450%, 7/01/25 -
                 MBIA Insured

        2,000   Lawrenceville Housing Authority, Georgia, Multifamily Housing        12/10 at 100.00         AAA          2,038,580
                 Senior Revenue Bonds, Brisben Green of Hillcrest II,
                 Series 2000A-1, 5.800%, 12/01/33 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,000   Macon-Bibb County Urban Development Authority, Georgia,               7/04 at 103.00         AAA          3,055,020
                 Multifamily Housing Revenue Refunding Bonds, Series 1997A,
                 5.550%, 1/01/24 - MBIA Insured


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,500   Marietta Housing Authority, Georgia, GNMA Collateralized             10/06 at 102.00         AAA     $    1,522,095
                 Multifamily Housing Revenue Bonds, Country Oaks
                 Apartments, Series 1996, 6.150%, 10/20/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.3%

           55   Fulton County Housing Authority, Georgia, GNMA                        3/05 at 102.00         AAA             55,378
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1995A, 6.550%, 3/01/18
                 (Alternative Minimum Tax)

        2,980   Georgia Housing and Finance Authority, Single Family                 12/10 at 100.00         AAA          3,024,253
                 Mortgage Resolution 1 Bonds, Series 2001A-2,
                 5.700%, 12/01/31 (Alternative Minimum Tax)

          900   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            917,145
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.9%

          500   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            506,785
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 7.4%

        2,500   Effingham County Industrial Development Authority, Georgia,           6/11 at 101.00         BB+          2,509,400
                 Pollution Control Revenue Refunding Bonds, Georgia-Pacific
                 Project, Series 2001, 6.500%, 6/01/31

        1,500   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,535,100
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.5%

        1,805   Forsyth County, Georgia, General Obligation Bonds,                      No Opt. Call          AA          1,983,081
                 Series 2004, 5.250%, 3/01/13

        2,500   Forsyth County School District, Georgia, General Obligation           2/10 at 102.00         Aa2          2,739,575
                 Bonds, Series 1999, 5.750%, 2/01/19

        2,500   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,643,600
                 5.000%, 8/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.3%

        3,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,265,260
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,806,336
                 Revenue Refunding Bonds, Public  Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          1,171,210
                 Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.1%

        1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,           No Opt. Call         AAA          1,144,210
                 Series 1994A, 6.500%, 1/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.4%

        1,160   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00       AA***          1,201,656
                 Bonds, Emory University Project, Series 1994A,
                 6.000%, 10/01/14 (Pre-refunded to 10/01/04)

           85   Georgia Municipal Electric Authority, Project One Special               No Opt. Call       A+***             96,740
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.0%

          885   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa            933,436
                 Bonds, Newnan Water & Sewer and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,000   Georgia Municipal Electric Authority, Power Revenue Bonds,              No Opt. Call         AAA          1,105,210
                 Series 1993Z, 5.500%, 1/01/20 - FGIC Insured

        1,665   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,871,493
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,010,740
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured


                                       15


                            Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.0%

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
$         500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA     $      524,466
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,073,202

        3,500   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa          3,566,640
                 Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,509,225
                 Series 2000, 5.125%, 10/01/31

        1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding               No Opt. Call         AAA          1,149,410
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      77,895   Total Long-Term Investments (cost $78,241,627) - 147.7%                                                  80,646,823
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      1,759,772
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   54,606,595
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.


                                       16

                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7%

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa1     $      757,838
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5%

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,025,510
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch, Inc. Project, Series 2002, 5.950%, 2/01/32
                 (Alternative Minimum Tax)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            814,340
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.3%

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          1,037,850
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,200   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,203,828
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 - MBIA Insured

        1,475   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,539,310
                 Housing and Athletic Facility Lease Revenue Bonds,
                 Georgia Southern University, Series 2004, 5.250%, 8/01/20 -
                 XLCA Insured

        1,620   Bulloch County Development Authority, Georgia, Student                8/12 at 100.00         Aaa          1,657,535
                 Housing Lease Revenue Bonds, Georgia Southern University
                 Project, Series 2002, 5.000%, 8/01/20 - AMBAC Insured

        1,485   Fulton County Development Authority, Georgia, Revenue Bonds,          4/12 at 100.00         AAA          1,518,249
                 Georgia Tech Athletic Association, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

        1,225   Private Colleges and Universities Authority, Georgia, Revenue         9/11 at 100.00          AA          1,213,203
                 Bonds, Emory University, Series 2001A, 5.000%, 9/01/31

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00        Baa1          1,274,775
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.9%

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,049,740
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

        1,250   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/11 at 100.00          A-          1,257,500
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc. Project, Series 2001, 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          1,928,671
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

          500   Henry County Hospital Authority, Georgia, Revenue                     7/14 at 101.00         Aaa            512,535
                 Certificates, Henry Medical Center, Series 2004,
                 5.000%, 7/01/20 - MBIA Insured

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          2,021,040
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2002, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 12.0%

          990   DeKalb County Housing Authority, Georgia, GNMA Collateralized         8/11 at 103.00         Aaa            998,663
                 Multifamily Housing Revenue Bonds, Castaways Apartments
                 Project, Series 2001A, 5.400%, 2/20/29

          995   De Kalb County Housing Authority, Georgia, GNMA Collateralized       12/11 at 103.00         Aaa          1,009,696
                 Multifamily Housing Revenue Bonds, Snapwoods Apartments
                 Project, Series 2001A, 5.500%, 12/20/32

        1,385   Savannah Housing Authority, Georgia, FNMA Multifamily                 8/16 at 100.00         Aaa          1,393,615
                 Housing Revenue Refunding Bonds, Chatham Gardens,
                 Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax)
                 (Mandatory put 2/01/19)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 16.7%

        2,000   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA          2,042,700
                 Resolution 1 Bonds, Series 2002A-2, 5.450%, 12/01/22
                 (Alternative Minimum Tax)


                                       17


                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$         650   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA     $      662,383
                 Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative
                 Minimum Tax)

        2,025   Georgia Housing and Finance Authority, Single Family Mortgage        12/12 at 100.00         AAA          2,026,903
                 Bonds, Series 2002C-2, 5.300%, 6/01/33 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7%

          750   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            771,323
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.5%

        1,000   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB          1,004,530
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.4%

        2,000   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,091,740
                 5.000%, 8/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.4%

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,638,521
                 Revenue Refunding Bonds, Public  Facilities Projects,
                 Series 2002A, 5.000%, 8/01/14

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,021,630
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.7%

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,062,310
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.5%

        1,500   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa          1,582,095
                 Bonds, Newnan Water & Sewer and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,250   Municipal Electric Authority of Georgia, Combustion Turbine          11/12 at 100.00         AAA          1,305,725
                 Revenue Bonds, Series 2002A, 5.250%, 11/01/20 -
                 MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility, Revenue                1/12 at 101.00        Baa3          1,210,848
                 Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.6%

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,166,040
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,419,189
                 Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,385   Total Long-Term Investments (cost $41,953,209) - 148.9%                                                  42,219,835
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.0%                                                                      1,128,106
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                       (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   28,347,941
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       18


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.8%

$       1,750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa1     $    1,768,288
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.6%

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,628,680
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.5%

                Athens-Clarke County Unified Government Development Authority,
                Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC
                Building LLC Project, Series 2002:
        1,225    5.000%, 12/15/18 - AMBAC Insured                                    12/12 at 100.00         AAA          1,268,475
        1,240    5.000%, 12/15/19 - AMBAC Insured                                    12/12 at 100.00         AAA          1,276,902

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,467,030
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,463,925

        1,050   Fulton County Development Authority, Georgia, Revenue                 2/12 at 100.00         AAA          1,036,172
                 Bonds, TUFF Morehouse Project, Series 2002A,
                 5.000%, 2/01/34 - AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue                11/13 at 100.00         AAA          2,021,640
                 Bonds, Georgia Tech - Klaus Parking and Family Housing
                 Projects, Series 2003, 5.000%, 11/01/23 - MBIA Insured

        1,315   Private Colleges and Universities Authority, Georgia, Revenue         9/11 at 100.00          AA          1,319,800
                 Bonds, Emory University, Series 2001A, 5.125%, 9/01/33

        1,250   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00        Baa1          1,274,775
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 28.3%

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,487,504
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa          1,003,460

        1,145   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,171,896
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/20 - MBIA Insured

        1,250   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/11 at 100.00          A-          1,257,500
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc. Project, Series 2001, 5.500%, 5/15/31

        3,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          3,203,790
                 Revenue Bonds, Southeast Georgia Health Systems Project,
                 Series 1996, 5.250%, 8/01/13 - MBIA Insured

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,413,657
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,212,072

        2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          2,008,120
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        1,945   Tift County Hospital Authority, Georgia, Revenue Anticipation        12/12 at 101.00         Aaa          2,025,504
                 Bonds, Tift Regional Medical Center, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured


                                       19


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

                Savannah Economic Development Authority, Georgia, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III
                Apartments, Series 2002A:
$         500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA     $      497,870
          980    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            963,036
        1,465    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,437,385


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.9%

        1,980   Georgia Housing and Finance Authority, Single Family Mortgage         6/11 at 100.00         AAA          1,992,830
                 Resolution 1 Bonds, Series 2001B-2, 5.400%, 12/01/31
                 (Alternative Minimum Tax)

        1,700   Georgia Housing and Finance Authority, Single Family Mortgage        12/12 at 100.00         AAA          1,715,878
                 Bonds, Series 2002C-2, 5.100%, 12/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.6%

        1,000   Richmond County Development Authority, Georgia, Environmental         2/11 at 101.00         BBB          1,023,400
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.5%

        1,000   Cherokee County School System, Georgia, General Obligation            8/13 at 100.00         AAA          1,053,710
                 Bonds, Series 2003, 5.000%, 8/01/16 - MBIA Insured

        1,000   Forsyth County, Georgia, General Obligation Bonds, Series 2004,       3/14 at 101.00          AA          1,059,390
                 5.250%, 3/01/19

          750   Georgia, General Obligation Bonds, Series 1998D,                        No Opt. Call         AAA            827,205
                 5.250%, 10/01/15

                Oconee County, Georgia, General Obligation Bonds, Recreation
                Project, Series 2003:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,499,027
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,499,341


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.9%

        1,405   Clayton County Development Authority, Georgia, Revenue                7/12 at 100.00         AAA          1,456,929
                 Bonds, TUFF Archives LLC Project, Series 2001A,
                 5.250%, 7/01/21 - MBIA Insured

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/13 at 100.00          AA          3,967,040
                 Revenue Bonds, Series 2002, 5.000%, 4/01/32

          750   Georgia Municipal Association Inc., Certificates of Participation,    6/12 at 101.00         AAA            769,695
                 Atlanta Court Project, Series 2002, 5.125%, 12/01/21 -
                 AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          2,928,025
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00         AAA          2,126,460
                 Revenue Bonds, Series 1996Y, 5.500%, 7/01/36 - FSA Insured

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,390,800
                 Facilities Revenue Refunding Bonds, Series 2002F,
                 5.250%, 7/01/21 - CIFG Insured

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            848,640
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,506,975


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.1%

        3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          3,844,946
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.9%

          525   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA            573,778
                 Series 1999A, 5.000%, 11/01/38 (Pre-refunded
                 to 5/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.2%

        1,000   Elberton, Georgia, Combined Utility System Revenue Refunding          1/12 at 100.00         Aaa          1,012,870
                 and Improvement Bonds, Series 2001, 5.000%, 1/01/22 -
                 AMBAC Insured

        2,000   Georgia Municipal Electric Authority, General Power Revenue           1/13 at 100.00         AAA          2,075,580
                 Bonds, Series 2002A, 5.000%, 1/01/17 - FSA Insured

        1,000   Monroe County Development Authority, Georgia, Pollution                 No Opt. Call         AAA          1,031,570
                 Control Revenue Bonds, Georgia Power Company - Scherer
                 Plant, Series 2001, 4.200%, 1/01/12 (Mandatory put
                 12/01/08) - AMBAC Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA     $    1,010,740
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          1,912,332
                 Series 2002II, 5.375%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 21.8%

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,035,780
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,492,125

                DeKalb County, Georgia, Water and Sewerage Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31                                                    10/10 at 101.00          AA          2,509,225
        2,500    5.375%, 10/01/35                                                    10/10 at 101.00          AA          2,552,675

          950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA            982,794
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,148,298
                 Series 2002, 5.000%, 12/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      91,640   Total Long-Term Investments (cost $95,262,131) - 149.7%                                                  94,055,539
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      1,754,276
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   62,809,815
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       21


                            Nuveen North Carolina Premium Income Municipal Fund (NNC)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.0%

$         970   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA     $      994,405
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.250%, 4/01/23 - XLCA Insured

        1,000   North Carolina Capital Facilities Financing Agency, Housing           6/13 at 100.00         AAA            994,050
                 Revenue Bonds, Elizabeth City State University, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

                North Carolina Education Assistance Authority, Subordinate Lien
                Guaranteed Student Loan Revenue Bonds, Series 1995A:
        1,000    6.050%, 7/01/10 (Alternative Minimum Tax)                            7/05 at 102.00          A2          1,037,920
        2,400    6.300%, 7/01/15 (Alternative Minimum Tax)                            7/05 at 102.00          A2          2,480,952

        5,875   North Carolina Education Assistance Authority, Subordinate            7/06 at 102.00          A2          6,144,663
                 Lien Guaranteed Student Loan Revenue Bonds, Series 1996C,
                 6.350%, 7/01/16 (Alternative Minimum Tax)

                University of North Carolina, Chapel Hill, System Net Revenue
                Bonds, Series 2003:
        2,380    5.000%, 12/01/19                                                    12/13 at 100.00         AA+          2,462,848
        2,725    5.000%, 12/01/21                                                    12/13 at 100.00         AA+          2,788,138
        1,500    5.000%, 12/01/23                                                    12/13 at 100.00         AA+          1,517,535

        1,000   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,057,030
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

        1,675   University of North Carolina, Wilmington, General Revenue             1/12 at 101.00         Aaa          1,702,420
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.7%

        1,500   Virgin Islands Public Finance Authority, Refinery Revenue             1/14 at 100.00        BBB-          1,547,625
                 Bonds, Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.3%

        3,630   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          3,507,959
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center, Series 2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,041,150
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            569,102
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,737,453

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,026,180
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/19

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        10/09 at 101.00          A-          2,118,140
                 Revenue Bonds, Stanly Memorial Hospital, Series 1999,
                 6.375%, 10/01/29

        3,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          3,403,559
                 Bonds, FirstHealth of the Carolinas, Series 1998,
                 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          2,948,820
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32

        5,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          5,004,650
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.8%

        1,000   Asheville Housing Authority, North Carolina, GNMA-Collateralized     11/07 at 102.00         AAA          1,009,210
                 Multifamily Housing Revenue Bonds, Woodridge Apartments,
                 Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)

        1,000   Charlotte, North Carolina, FHA-Insured Mortgage Revenue               7/04 at 104.00         AAA          1,022,290
                 Refunding Bonds, Tryon Hills Apartments, Series 1993A,
                 5.875%, 1/01/25 - MBIA Insured

        3,000   Mecklenburg County, North Carolina, FNMA Multifamily                  1/12 at 102.00         AAA          3,060,480
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       2,290   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA     $    2,294,374
                 Housing Revenue Bonds, Little Rock  Apartments, Series 2003,
                 5.375%, 1/01/36 (Alternative Minimum Tax)

                North Carolina Housing Finance Agency, FHA-Insured Multifamily
                Revenue Bonds, Series 1993:
          270    5.800%, 7/01/14                                                      7/04 at 101.00          AA            271,868
          435    5.900%, 7/01/26                                                      7/04 at 101.00          AA            436,749


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 10.3%

        5,595   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          5,781,090
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

        2,340   North Carolina Housing Finance Agency, Single Family Revenue          3/06 at 102.00          AA          2,391,082
                 Bonds, Series 1996HH, 6.300%,  3/01/26 (Alternative
                 Minimum Tax)

        1,305   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,312,465
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.5%

        2,100   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          2,064,384
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/06 at 102.00        Baa2          2,092,280
                 Financing Authority, North Carolina, Pollution Control Revenue
                 Refunding Bonds, Champion International Corporation Project,
                 Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.9%

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          1,939,896
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Public              4/12 at 100.00         AAA          4,525,860
                  Improvement Bonds, Series 2002B, 5.000%, 4/01/16

        1,000   Johnston County, North Carolina, General Obligation Bonds,            6/11 at 102.00         AAA          1,058,370
                 Series 2001, 5.000%, 6/01/16 - FGIC Insured

        4,500   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          4,774,590
                 5.100%, 9/01/16

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            513,370
                 5.000%, 3/01/22 (DD, settling 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.7%

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,405,305
                 Series 2002, 5.250%, 2/01/17

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,145    5.000%, 6/01/18                                                      6/13 at 100.00         AA+          1,178,892
        1,700    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,743,911

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AA+          1,101,839
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AA+          1,754,393

        2,180   Concord, North Carolina, Certificates of Participation,               6/06 at 102.00         AAA          2,360,984
                 Series 1996A, 6.125%, 6/01/21 - MBIA Insured

        1,000   Davidson County, North Carolina, Certificates of Participation,         No Opt. Call         AAA          1,093,710
                 Series 2004, 5.250%, 6/01/14 - AMBAC Insured

          750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA            781,913
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00         AAA          1,812,772
        1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00         AAA          1,034,510

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        1,000    5.000%, 2/01/19                                                      2/14 at 100.00         AA+          1,028,130
        1,500    5.000%, 2/01/23                                                      2/14 at 100.00         AA+          1,509,615


                                       23


                            Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                North Carolina, Certificates of Participation, Series 2003:
$       1,130    5.250%, 6/01/21                                                      6/13 at 100.00         AA+     $    1,161,425
        1,000    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          1,018,310

        1,500   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,533,795
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Puerto Rico Highway and Transportation Authority, Grant               3/14 at 100.00         AAA          2,064,780
                 Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.0%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        2,250    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,363,670
        1,320    5.000%, 11/01/31 - FGIC Insured                                      5/11 at 101.00         Aaa          1,299,606


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 19.9%

        4,000   Charlotte, North Carolina, Water and Sewer System Revenue             6/10 at 101.00         AAA          4,449,040
                 Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded
                 to 6/01/10)

        2,000   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/10 at 101.00      AA+***          2,303,240
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded to 6/01/10)

        2,900   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA          3,130,173
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24
                 (Pre-refunded to 3/01/07) - FSA Insured

        2,035   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          2,497,128
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10

        2,180   Union County, North Carolina, Enterprise System Revenue               6/06 at 102.00         AAA          2,368,090
                 Bonds, Series 1996, 5.500%, 6/01/21 (Pre-refunded
                 to 6/01/06) - MBIA Insured

        3,340   University of North Carolina, Chapel Hill, Revenue Bonds,             2/06 at 102.00       AA***          3,585,253
                 Hospital System, Series 1996, 5.250%, 2/15/26
                 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.0%

        2,600   North Carolina Eastern Municipal Power Agency, Power System           7/04 at 101.00         BBB          2,611,492
                 Revenue Bonds, Series 1993D,  5.600%, 1/01/16
                 (Pre-refunded to 7/01/04)

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          4,353,320
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,147,840
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,045,720
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.3%

        2,000   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,072,740
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     131,455   Total Long-Term Investments (cost $131,989,999) - 148.4%                                                136,444,553
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      2,296,335
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                        (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   91,940,888
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       24


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.7%

$         500   North Carolina Capital Facilities Financing Agency, Revenue           9/11 at 101.00          A3     $      509,935
                 Bonds, High Point University, Series 2001, 5.125%, 9/01/18

        2,250   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          2,266,538
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

        1,750   University of North Carolina, Chapel Hill, System Net Revenue         6/11 at 100.00         AA+          1,753,588
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          2,011,585
                 Bonds, Series 2002B, 5.000%, 12/01/11

        2,450   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          2,633,554
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.6%

        1,110   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,155,388
                 Revenue Bonds, Union Regional Medical Center,
                 Series 2002A, 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare Revenue            5/07 at 100.00         AA-          2,508,950
                 Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,501,590
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

        2,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          2,001,860
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.6%

        2,250   Durham Housing Authority, North Carolina, FNMA Guaranteed             6/11 at 100.00         AAA          2,277,697
                 Multifamily Housing Revenue Bonds, Naples Terrace
                 Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative
                 Minimum Tax)

        2,500   Mecklenburg County, North Carolina, FNMA Multifamily Housing          1/12 at 102.00         AAA          2,550,400
                 Revenue Bonds, Sycamore Green Apartments, Series 2001,
                 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.9%

        1,390   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,411,086
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          525   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            528,003
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.6%

          750   Columbus County Industrial Facilities and Pollution Control           4/07 at 102.00         BBB            764,985
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company
                 Project, Series 1997A, 6.150%, 4/01/21 (Alternative
                 Minimum Tax)

          750   Columbus County Industrial Facilities and Pollution Control          12/07 at 102.00         BBB            762,698
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Refunding Bonds, International Paper Company
                 Project, Series 1996A, 5.800%, 12/01/16 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 3.1%

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,026,740
                 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.0%

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,427,077
                 Series 2002, 5.250%, 2/01/15

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,400    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,436,162
          790    5.000%, 6/01/33                                                      6/13 at 100.00         AA+            771,672


                                       25


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA     $    2,007,875
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,250   Davidson County, North Carolina, Certificates of Participation,       6/14 at 100.00         AAA          1,300,837
                 Series 2004, 5.250%, 6/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,588,675
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 20.2%

                Greenville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,043,120
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            519,820

        2,500   North Carolina Eastern Municipal Power Agency, Power                  7/04 at 100.00         AAA          2,506,375
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power                  1/09 at 102.00         BBB          1,046,180
                 System Revenue Refunding Bonds, Series 1999B,
                 5.650%, 1/01/16

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,568,580
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.2%

        2,290   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          2,354,464
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

        2,250   Charlotte, North Carolina, Water and Sewer System Revenue             6/11 at 101.00         AAA          2,275,470
                 Bonds, Series 2001, 5.125%, 6/01/26

                Greensboro, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                      6/11 at 101.00         AA+            515,625
          500    5.125%, 6/01/21                                                      6/11 at 101.00         AA+            513,270

        2,275   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,370,186
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------
$      47,555   Total Long-Term Investments (cost $48,008,419) - 147.7%                                                  48,909,985
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.6%                                                                      1,200,505
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,110,490
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       26


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.9%

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24                                                      1/11 at 101.00         Aaa     $      609,120
          200    5.125%, 7/15/27                                                      1/11 at 101.00         Aaa            201,382

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,106,331
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,050,700

          500   East Carolina University, North Carolina, General Revenue             5/13 at 100.00         Aaa            515,780
                 Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured

        3,750   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          3,777,563
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

        1,840   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          2,006,134
                 Bonds, Series 2002B, 5.000%, 12/01/11

          400   University of North Carolina, Greensboro, General Revenue             4/11 at 101.00         AAA            426,012
                 Refunding Bonds, Series 2002B, 5.375%, 4/01/17 -
                 FSA Insured

                University of North Carolina System, Pooled Revenue Refunding
                Bonds, Series 2002A:
        1,155    5.375%, 4/01/16 - AMBAC Insured                                     10/12 at 100.00         AAA          1,247,492
        1,100    5.375%, 4/01/19 - AMBAC Insured                                     10/12 at 100.00         AAA          1,171,687


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.9%

        4,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          3,865,520
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,225   New Hanover County, North Carolina, Hospital Revenue Bonds,          10/04 at 101.00         AAA          2,182,102
                 New Hanover Regional Medical Center, Series 1993,
                 4.750%, 10/01/23 - AMBAC Insured

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,069,250
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/13

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,014,120
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/20

                North Carolina Medical Care Commission, Hospital Revenue Bonds,
                Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,062,350
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,002,120

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,000,930
                 Revenue Bonds, Mission-St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.5%

        3,500   Mecklenburg County, North Carolina, FNMA Multifamily                  1/12 at 102.00         AAA          3,570,560
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.2%

          445   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            447,545
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

                North Carolina Housing Finance Agency, Home Ownership
                Revenue Bonds, Series 13A:
          925    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA            952,676
          925    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA            949,975


                                       27


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.5%

$       1,400   Haywood County Industrial Facilities and Pollution Control           10/04 at 101.50         BBB     $    1,386,210
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, Champion International Corporation Project,
                 Series 1993, 5.500%, 10/01/18 (Alternative Minimum Tax)

        1,100   Northhampton County Industrial Facilities and Pollution               2/11 at 101.00         BBB          1,122,044
                 Control Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.5%

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            275,393
                 Series 2000, 5.600%, 5/01/15

        3,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          3,183,060
                 5.100%, 9/01/16

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,026,740
                 5.000%, 3/01/22 (DD, settling 6/01/04)

        3,200   Wake County, North Carolina, General Obligation School Bonds,         2/10 at 101.50         AAA          3,538,048
                 Series 2000, 5.400%, 2/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.9%

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,415,147
                 Series 2002, 5.250%, 2/01/16

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,850    5.250%, 6/01/18                                                      6/12 at 101.00         AA+          1,963,794
          400    5.250%, 6/01/19                                                      6/12 at 101.00         AA+            422,168

        1,325   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          1,406,527
                 Series 2002, 5.250%, 6/01/17 - AMBAC Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,080,370
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,189,086
          825    5.000%, 12/01/18 - FSA Insured                                      12/12 at 101.00         AAA            853,718

        1,615   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA          1,693,602
                 Public Schools and Community College, Series 2004,
                 5.000%, 4/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.6%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,058,030
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,437,206
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,326,024

                University of North Carolina, Charlotte, Parking System
                Revenue Bonds, Series 2002:
          360    5.000%, 1/01/17 - MBIA Insured                                       1/12 at 101.00         Aaa            375,433
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            276,907
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            504,195


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.9%

        3,000   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA          3,238,110
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24 (Pre-refunded
                 to 3/01/07) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.8%

        2,500   North Carolina Eastern Municipal Power Agency, Power System           7/04 at 100.00         AAA          2,506,375
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        2,400   North Carolina Eastern Municipal Power Agency, Power                  7/04 at 101.00         BBB          2,410,608
                 System Revenue Bonds, Series 1993D, 5.600%, 1/01/16
                 (Pre-refunded to 7/01/04)

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          1,632,495
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,600   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          2,718,872
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.6%

$       3,520   Charlotte, North Carolina, Water and Sewer System Revenue               No Opt. Call         AAA     $    3,899,174
                 Bonds, Series 2002, 5.250%, 7/01/13

        1,000   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA          1,011,200
                 Bonds, Series 2002, 5.000%, 6/01/23 - MBIA Insured

        1,465   Orange Water and Sewer Authority, North Carolina, Water and           7/11 at 101.00         AA+          1,502,665
                 Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/20

          850   Raleigh, North Carolina, Combined Enterprise System Revenue           3/09 at 101.00         AAA            830,237
                 Bonds, Series 1999, 4.750%, 3/01/24

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2004:
        1,000    5.000%, 3/01/21                                                      3/14 at 100.00         AAA          1,024,370
        2,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          2,037,760
------------------------------------------------------------------------------------------------------------------------------------
$      79,445   Total Long-Term Investments (cost $80,593,061) - 149.3%                                                  82,574,917
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        736,302
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   55,311,219
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       29


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
                            Portfolio of
                                    INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.0%

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,628,680
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.8%

          500   East Carolina University, North Carolina, General Revenue             5/13 at 100.00         Aaa            515,780
                 Bonds, Series 2003A, 5.000%, 5/01/19 - AMBAC Insured

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        1,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          1,762,863
        2,000    5.125%, 10/01/41                                                    10/11 at 100.00         AA+          1,986,680

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          2,960,250
                 Bonds, Duke University, Series 2002A, 5.125%, 7/01/42

        1,900   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,902,451
                 Bonds, Series 2002A, 5.000%, 4/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.8%

        2,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/07 at 102.00          AA          2,014,200
                 Healthcare System Revenue Bonds, DBA Carolina Healthcare
                 System, Series 1997A, 5.125%, 1/15/22

          750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA            724,785
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,038,320
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8%

        1,000   Mecklenburg County, North Carolina, FNMA Multifamily                  7/13 at 105.00         AAA          1,003,340
                 Housing Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.150%, 1/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6%

        1,410   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,431,390
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.3%

        1,400   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          1,376,256
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

        1,500   Martin County Industrial Facilities and Pollution Control             9/04 at 100.00         BBB          1,513,770
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, Weyerhaeuser Company, Series 1991,
                 7.250%, 9/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.4%

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            883,422
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            929,322
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,077,962

        1,000   Mecklenburg County, North Carolina, General Obligation                4/10 at 101.50         AAA          1,069,000
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13

        1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          1,061,020
                 5.100%, 9/01/16

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            513,370
                 5.000%, 3/01/22 (DD, settling 6/01/04)

        2,000   Puerto Rico, Public Improvement General Obligation Refunding            No Opt. Call         AAA          2,419,280
                 Bonds, Series 1997, 6.500%, 7/01/15 - MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds,                    6/12 at 100.00         AAA            412,128
                 Series 2002, 5.000%, 6/01/21


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.2%

$       3,900   Cary, North Carolina, General Obligation Water and Sewer              3/11 at 102.00         AAA     $    4,064,190
                 Bonds, Series 2001, 5.000%, 3/01/20

        1,550   Cary, North Carolina, Certificates of Participation, Public          12/12 at 100.00         AA+          1,611,504
                 Improvement Projects, Series 2002A, 5.000%, 12/01/17

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds,        9/07 at 102.00         AAA          1,547,040
                 Arena Project, Series 1997, 5.125%, 9/01/19 - FSA Insured

        3,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          3,663,000
                 Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,021,690
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          360   Duplin County, North Carolina, Refunding Certificates of                No Opt. Call         AAA            389,056
                 Participation, Series 2002, 5.000%, 9/01/12 - AMBAC Insured

                Forsyth County, North Carolina, Certificates of Participation,
                Public Facilities and Equipment Project, Series 2002:
        1,325    5.125%, 1/01/16                                                      1/13 at 101.00         AA+          1,407,561
          770    5.250%, 1/01/19                                                      1/13 at 101.00         AA+            812,404
        1,235    5.250%, 1/01/23                                                      1/13 at 101.00         AA+          1,275,829

        1,000   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,022,530
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,005,580
                 5.000%, 8/01/27 - FSA Insured

        2,000   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00         AAA          2,034,700
                 Series 2002, 5.000%, 9/01/21 - AMBAC Insured

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,831,374
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.3%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,883,293
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,165,968


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 15.3%

        4,000   North Carolina Eastern Municipal Power Agency, Power System           7/04 at 100.00         AAA          4,010,200
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,861,997
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,400   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,464,008
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.7%

          750   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa            771,113
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

                Charlotte, North Carolina, Water and Sewer System Revenue
                Bonds, Series 2001:
          750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA            758,490
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         AAA          1,800,150

                Durham County, North Carolina, Enterprise System Revenue
                Bonds, Series 2002:
          680    5.000%, 6/01/16 - MBIA Insured                                       6/13 at 100.00         AAA            716,020
          710    5.000%, 6/01/17 - MBIA Insured                                       6/13 at 100.00         AAA            742,206
          300    5.000%, 6/01/18 - MBIA Insured                                       6/13 at 100.00         AAA            311,796

        2,500   Kannapolis, North Carolina, Water and Sewerage System                 2/12 at 101.00         AAA          2,512,775
                 Revenue Bonds, Series 2001B, 5.250%, 2/01/26 (Alternative
                 Minimum Tax) - FSA Insured

        1,000   Orange Water and Sewer Authority, North Carolina, Water               7/11 at 101.00         AA+          1,000,280
                 and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26


                                       31


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                                    Portfolio of INVESTMENTS May 31, 2004

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Winston-Salem, North Carolina, Water and Sewerage System
                Revenue Bonds, Series 2002A:
$         500    5.000%, 6/01/17                                                      6/12 at 100.00         AAA     $      520,920
        4,715    5.000%, 6/01/19                                                      6/12 at 100.00         AAA          4,860,832
------------------------------------------------------------------------------------------------------------------------------------
$      79,715   Total Long-Term Investments (cost $81,826,378) - 149.2%                                                  81,290,775
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      1,190,730
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   54,481,505
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates
                         (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       32

                Statement of
                     ASSETS AND LIABILITIES May 31, 2004
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $78,241,627, $41,953,209
   and $95,262,131, respectively)                                                     80,646,823       $42,219,835      $94,055,539
Cash                                                                                     327,957           496,535          131,101
Receivables:
   Interest                                                                            1,493,399           662,385        1,667,922
   Investments sold                                                                           --                --               --
Other assets                                                                               2,250               286            4,322
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    82,470,429        43,379,041       95,858,884
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                             --                --               --
Accrued expenses:
   Management fees                                                                        45,275            12,819           26,680
   Other                                                                                  17,186            15,263           17,109
Preferred share dividends payable                                                          1,373             3,018            5,280
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                   63,834            31,100           49,069
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000        15,000,000       33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $54,606,595       $28,347,941      $62,809,815
====================================================================================================================================
Common shares outstanding                                                              3,788,040         1,959,759        4,553,660
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     14.42       $     14.47      $     13.79
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    37,880       $    19,598      $    45,537
Paid-in surplus                                                                       52,105,543        27,735,924       64,257,762
Undistributed (Over-distribution of) net investment income                               652,523           360,398         (131,217)
Accumulated net realized gain (loss) from investments                                   (594,547)          (34,605)        (155,675)
Net unrealized appreciation (depreciation) of investments                              2,405,196           266,626       (1,206,592)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $54,606,595       $28,347,941      $62,809,815
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       33

                        Statement of
                            ASSETS AND LIABILITIES May 31, 2004 (continued)
                                                                           NORTH           NORTH             NORTH            NORTH
                                                                        CAROLINA        CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM        DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME       ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)           (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $131,989,999, $48,008,419,
   $80,593,061 and $81,826,378, respectively)                       $136,444,553     $48,909,985       $82,574,917      $81,290,775
Cash                                                                     366,442         321,546           483,699          339,854
Receivables:
   Interest                                                            2,562,373         902,935         1,327,731        1,401,627
   Investments sold                                                    1,037,003              --                --               --
Other assets                                                               8,258           8,793               217            4,313
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   140,418,629      50,143,259        84,386,564       83,036,569
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                      1,568,836              --         1,027,070          513,535
Accrued expenses:
   Management fees                                                        76,006          14,800            24,572           22,975
   Other                                                                  28,032          15,061            18,797           14,530
Preferred share dividends payable                                          4,867           2,908             4,906            4,024
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                1,677,741          32,769         1,075,345          555,064
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000      17,000,000        28,000,000       28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 91,940,888     $33,110,490       $55,311,219      $54,481,505
====================================================================================================================================
Common shares outstanding                                              6,321,074       2,249,045         3,735,591        3,922,225
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.55     $     14.72       $     14.81      $     13.89
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,211     $    22,490       $    37,356      $    39,222
Paid-in surplus                                                       87,337,797      31,865,056        52,962,322       55,339,395
Undistributed (Over-distribution of) net investment income               996,809         441,273           300,170           (6,154)
Accumulated net realized gain (loss) from investments                   (911,483)       (119,895)           29,515         (355,355)
Net unrealized appreciation (depreciation) of investments              4,454,554         901,566         1,981,856         (535,603)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 91,940,888     $33,110,490       $55,311,219      $54,481,505
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited       Unlimited         Unlimited        Unlimited
   Preferred                                                           Unlimited       Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       34


                Statement of
                      OPERATIONS Year Ended May 31, 2004

                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $4,376,443        $2,143,230       $4,471,696
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          546,917           288,570          639,024
Preferred shares - auction fees                                                           69,765            37,643           82,966
Preferred shares - dividend disbursing agent fees                                         10,028            10,028           10,028
Shareholders' servicing agent fees and expenses                                            6,778               884              235
Custodian's fees and expenses                                                             18,416             9,047           22,587
Trustees' fees and expenses                                                                1,971             1,020            1,707
Professional fees                                                                         11,301             9,871           12,115
Shareholders' reports - printing and mailing expenses                                     12,320             3,516            9,688
Stock exchange listing fees                                                                  231               124              577
Investor relations expense                                                                 4,171             1,911            9,082
Other expenses                                                                            11,308             9,862            9,138
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     693,206           372,476          797,147
   Custodian fee credit                                                                   (3,588)           (2,281)          (5,019)
   Expense reimbursement                                                                      --          (133,186)        (314,597)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             689,618           237,009          477,531
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  3,686,825         1,906,221        3,994,165
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               (142,352)          (34,604)        (155,715)
Change in net unrealized appreciation (depreciation) of investments                   (3,536,134)       (2,293,885)      (5,355,917)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                      (3,678,486)       (2,328,489)      (5,511,632)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (189,236)         (108,936)        (250,342)
From accumulated net realized gains from investments                                          --            (1,918)         (10,400)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                              (189,236)         (110,854)        (260,742)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $ (180,897)       $ (533,122)     $(1,778,209)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       35


                        Statement of
                            OPERATIONS Year Ended May 31, 2004 (continued)
                                                                           NORTH           NORTH             NORTH            NORTH
                                                                        CAROLINA        CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM        DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME       ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)           (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 7,190,590     $ 2,464,255       $ 3,965,881      $ 3,930,574
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          919,034         333,057           554,241          548,714
Preferred shares - auction fees                                          117,447          42,662            70,395           70,267
Preferred shares - dividend disbursing agent fees                         10,028          10,028            10,028           10,028
Shareholders' servicing agent fees and expenses                           14,334             610               603              810
Custodian's fees and expenses                                             33,136          11,424            20,806           18,836
Trustees' fees and expenses                                                3,123           1,000             2,084            1,899
Professional fees                                                         13,656           9,757            10,953           12,097
Shareholders' reports - printing and mailing expenses                     20,844           3,578            11,604           10,072
Stock exchange listing fees                                               11,073             132               204              497
Investor relations expense                                                 6,827           2,404             8,220            8,148
Other expenses                                                            13,040           9,130            10,389            7,908
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,162,542         423,782           699,527          689,276
   Custodian fee credit                                                   (8,821)         (4,270)           (2,355)          (4,850)
   Expense reimbursement                                                      --        (153,719)         (255,803)        (270,136)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,153,721         265,793           441,369          414,290
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  6,036,869       2,198,462         3,524,512        3,516,284
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                              1,150,011        (112,796)           29,594         (355,355)
Change in net unrealized appreciation (depreciation) of investments   (7,239,557)     (2,363,263)       (4,418,430)      (3,908,003)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (6,089,546)     (2,476,059)       (4,388,836)      (4,263,358)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (386,028)       (107,525)         (219,210)        (258,138)
From accumulated net realized gains from investments                          --          (9,400)           (6,486)          (3,015)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (386,028)       (116,925)         (225,696)        (261,153)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $  (438,705)    $  (394,522)      $(1,090,020)     $(1,008,227)
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       36


                        Statement of
                              CHANGES IN NET ASSETS
                                                                                                                 GEORGIA
                                             GEORGIA                           GEORGIA                           DIVIDEND
                                        PREMIUM INCOME (NPG)           DIVIDEND ADVANTAGE (NZX)              ADVANTAGE 2 (NKG)
                                   ----------------------------      ---------------------------      ------------------------------
                                                                                                                            FOR THE
                                                                                                                     PERIOD 9/25/02
                                                                                                                      (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED    OF OPERATIONS)
                                       5/31/04          5/31/03          5/31/04         5/31/03          5/31/04   THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 3,686,825      $ 3,638,676      $ 1,906,221     $ 1,870,728      $ 3,994,165       $ 2,114,510
Net realized gain (loss) from
   investments                        (142,352)         920,606          (34,604)        660,108         (155,715)          109,478
Change in net unrealized
   appreciation (depreciation)
   of investments                   (3,536,134)       2,936,582       (2,293,885)      2,587,026       (5,355,917)        4,149,325
Distributions to Preferred
   Shareholders:
   From net investment income         (189,236)        (258,111)        (108,936)       (127,078)        (250,342)         (195,435)
   From accumulated net realized gains
     from investments                       --               --           (1,918)        (35,847)         (10,400)               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                    (180,897)       7,237,753         (533,122)      4,954,937       (1,778,209)        6,177,878
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (3,423,438)      (3,254,832)      (1,704,122)     (1,579,528)      (3,660,472)       (2,133,603)
From accumulated net realized gains
   from investment transactions             --               --          (26,640)       (250,165)         (99,254)               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (3,423,438)      (3,254,832)      (1,730,762)     (1,829,693)      (3,759,726)       (2,133,603)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --            3,771              --               --        64,899,300
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     160,945          157,705           33,434          15,101           32,954            63,231
Preferred shares offering costs             --               --           (1,870)         54,759          (10,285)         (782,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  160,945          157,705           35,335          69,860           22,669        64,180,531
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (3,443,390)       4,140,626       (2,228,549)      3,195,104       (5,515,266)       68,224,806
Net assets applicable to Common
   shares at the beginning
   of period                        58,049,985       53,909,359       30,576,490      27,381,386       68,325,081           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $54,606,595      $58,049,985      $28,347,941     $30,576,490      $62,809,815       $68,325,081
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   652,523      $   596,770      $   360,398     $   267,235      $  (131,217)      $  (214,528)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (continued)
                                                                            NORTH CAROLINA                     NORTH CAROLINA
                                                                         PREMIUM INCOME (NNC)             DIVIDEND ADVANTAGE (NRB)
                                                                     ---------------------------      ------------------------------
                                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                         5/31/04         5/31/03          5/31/04           5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 6,036,869     $ 6,171,387      $ 2,198,462       $ 2,230,155
Net realized gain (loss) from investments                              1,150,011         900,218         (112,796)          554,560
Change in net unrealized appreciation
   (depreciation) of investments                                      (7,239,557)      7,102,237       (2,363,263)        2,922,001
Distributions to Preferred Shareholders:
   From net investment income                                           (386,028)       (455,407)        (107,525)         (137,647)
   From accumulated net realized gains
     from investments                                                         --              --           (9,400)          (39,141)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                      (438,705)     13,718,435         (394,522)        5,529,928
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (5,617,376)     (5,417,766)      (2,041,238)       (1,930,686)
From accumulated net realized gains
   from investment transactions                                               --              --         (160,089)         (293,381)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (5,617,376)     (5,417,766)      (2,201,327)       (2,224,067)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --              --            1,664                --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                       211,834         198,718          113,571           112,298
Preferred shares offering costs                                               --              --               --            24,922
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                    211,834         198,718          115,235           137,220
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (5,844,247)      8,499,387       (2,480,614)        3,443,081
Net assets applicable to Common
   shares at the beginning of period                                  97,785,135      89,285,748       35,591,104        32,148,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $91,940,888     $97,785,135      $33,110,490       $35,591,104
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   996,809     $ 1,032,400      $   441,273       $   391,574
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                            NORTH CAROLINA                    NORTH CAROLINA
                                                                      DIVIDEND ADVANTAGE 2 (NNO)        DIVIDEND ADVANTAGE 3 (NII)
                                                                     ---------------------------      ------------------------------
                                                                                                                            FOR THE
                                                                                                                     PERIOD 9/25/02
                                                                                                                      (COMMENCEMENT
                                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED    OF OPERATIONS)
                                                                         5/31/04         5/31/03          5/31/04   THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 3,524,512     $ 3,526,406      $ 3,516,284       $ 1,900,802
Net realized gain (loss) from investments                                 29,594         713,547         (355,355)           30,673
Change in net unrealized appreciation
   (depreciation) of investments                                      (4,418,430)      5,899,711       (3,908,003)        3,372,400
Distributions to Preferred Shareholders:
   From net investment income                                           (219,210)       (273,894)        (258,138)         (174,006)
   From accumulated net realized gains
     from investments                                                     (6,486)        (71,543)          (3,015)               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    (1,090,020)      9,794,227       (1,008,227)        5,129,869
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (3,186,908)     (3,067,763)      (3,152,705)       (1,838,391)
From accumulated net realized gains
   from investment transactions                                         (106,264)       (482,556)         (27,839)               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                                             (3,293,172)     (3,550,319)      (3,180,544)       (1,838,391)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                        2,456              --               --        55,929,188
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        50,055           4,123           30,033            10,977
Preferred shares offering costs                                               --          10,548          (13,175)         (678,500)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     52,511          14,671           16,858        55,261,665
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (4,330,681)      6,258,579       (4,171,913)       58,553,143
Net assets applicable to Common
   shares at the beginning of period                                  59,641,900      53,383,321       58,653,418           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $55,311,219     $59,641,900      $54,481,505       $58,653,418
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   300,170     $   181,840      $    (6,154)      $  (111,595)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       39


Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) is traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2004, North Carolina Premium Income (NNC), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) had outstanding delayed delivery purchase commitments of $513,535, $1,027,070 and $513,535, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2004, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                --         600           --           --          --           --           --
   Series T                --          --           --           --         680           --           --
   Series W                --          --           --           --          --           --        1,120
   Series TH            1,112          --           --        1,872          --           --           --
   Series F                --          --        1,320           --          --        1,120           --
=========================================================================================================

Effective November 15, 2002, Georgia Dividend Advantage 2 (NKG) issued 1,320 Series F, $25,000 stated value Preferred shares.

Effective November 15, 2002, North Carolina Dividend Advantage 3 (NII) issued 1,120 Series W, $25,000 stated value Preferred shares.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII). Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) share of Common share offering costs ($136,200 and $117,375, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) in connection with their offering of Preferred shares ($792,285 and $691,675, respectively) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (continued)



2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                       GEORGIA               GEORGIA DIVIDEND           GEORGIA DIVIDEND
                                 PREMIUM INCOME (NPG)         ADVANTAGE (NZX)           ADVANTAGE 2 (NKG)
                               -----------------------   ----------------------  -----------------------------
                                                                                                       FOR THE
                                                                                                PERIOD 9/25/02
                                                                                                 (COMMENCEMENT
                               YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED    OF OPERATIONS)
                                  5/31/04      5/31/03      5/31/04     5/31/03      5/31/04   THROUGH 5/31/03
--------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --         4,540,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                  9,866        9,788        2,157       1,266        2,243             4,417
--------------------------------------------------------------------------------------------------------------
                                    9,866        9,788        2,157       1,266        2,243         4,544,417
==============================================================================================================
Preferred shares sold                  --           --           --          --           --             1,320
==============================================================================================================
                                                                  NORTH CAROLINA           NORTH CAROLINA
                                                               PREMIUM INCOME (NNC)   DIVIDEND ADVANTAGE (NRB)
                                                             ----------------------  -------------------------
                                                             YEAR ENDED  YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                5/31/04     5/31/03      5/31/04       5/31/03
--------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                       --          --           --            --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                               12,801      12,357        6,918         7,322
--------------------------------------------------------------------------------------------------------------
                                                                 12,801      12,357        6,918         7,322
==============================================================================================================
Preferred shares sold                                                --          --           --            --
==============================================================================================================
                                                              NORTH CAROLINA             NORTH CAROLINA
                                                                 DIVIDEND                    DIVIDEND
                                                            ADVANTAGE 2 (NNO)           ADVANTAGE 3 (NII)
                                                         ----------------------   ----------------------------
                                                                                                       FOR THE
                                                                                                PERIOD 9/25/02
                                                                                                 (COMMENCEMENT
                                                         YEAR ENDED  YEAR ENDED   YEAR ENDED    OF OPERATIONS)
                                                            5/31/04     5/31/03      5/31/04   THROUGH 5/31/03
--------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --         3,912,500
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            3,167         424        1,990               735
--------------------------------------------------------------------------------------------------------------
                                                              3,167         424        1,990         3,913,235
==============================================================================================================
Preferred shares sold                                            --          --           --             1,120
==============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2004, were as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Purchases                                                           $10,571,972   $2,075,474  $12,533,037
Sales and maturities                                                 10,283,187    2,212,268   11,546,981
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Purchases                                               $29,400,270  $7,361,174  $12,493,616  $12,054,018
Sales and maturities                                     27,402,158   7,367,253   11,335,434   11,872,943
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2004, the cost of investments were as follows:

                                                                        GEORGIA       GEORGIA      GEORGIA
                                                                        PREMIUM      DIVIDEND     DIVIDEND
                                                                         INCOME     ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)         (NZX)        (NKG)
----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $78,211,020   $41,953,209  $95,261,977
==========================================================================================================
                                                            NORTH         NORTH         NORTH        NORTH
                                                         CAROLINA      CAROLINA      CAROLINA     CAROLINA
                                                          PREMIUM      DIVIDEND      DIVIDEND     DIVIDEND
                                                           INCOME     ADVANTAGE   ADVANTAGE 2  ADVANTAGE 3
                                                            (NNC)         (NRB)         (NNO)        (NII)
----------------------------------------------------------------------------------------------------------
Cost of investments                                  $131,930,226   $48,007,526   $80,586,527  $81,826,378
==========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2004, were as follows:

                                                                        GEORGIA      GEORGIA        GEORGIA
                                                                        PREMIUM     DIVIDEND       DIVIDEND
                                                                         INCOME    ADVANTAGE    ADVANTAGE 2
                                                                          (NPG)        (NZX)          (NKG)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $2,912,724     $538,884    $   284,772
   Depreciation                                                        (476,921)    (272,258)    (1,491,210)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $2,435,803     $266,626    $(1,206,438)
===========================================================================================================
                                                              NORTH       NORTH          NORTH        NORTH
                                                           CAROLINA    CAROLINA       CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)          (NNO)        (NII)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $5,182,619    $919,209     $2,060,022    $ 412,252
   Depreciation                                            (668,292)    (16,750)       (71,632)    (947,855)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $4,514,327    $902,459     $1,988,390    $(535,603)
===========================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



The tax components of undistributed net investment income and net realized gains at May 31, 2004, were as follows:

                                                                       GEORGIA      GEORGIA       GEORGIA
                                                                       PREMIUM     DIVIDEND      DIVIDEND
                                                                        INCOME    ADVANTAGE   ADVANTAGE 2
                                                                         (NPG)        (NZX)         (NKG)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                                   $909,304     $506,476      $179,001
Undistributed net ordinary income *                                         --           --            --
Undistributed net long-term capital gains                                   --           --            --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $1,412,820    $615,342     $567,505     $260,661
Undistributed net ordinary income *                              --          --           --           --
Undistributed net long-term capital gains                        --          --       29,515           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2004 and May 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2004                                                                      (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,576,247   $1,804,473   $3,908,774
Distributions from net ordinary income *                                 25,456           --      109,478
Distributions from net long-term capital gains                               --       28,503           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2004                                                          (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,990,683  $2,139,529   $3,390,258   $3,408,983
Distributions from net ordinary income *                         --      66,536       76,010       30,673
Distributions from net long-term capital gains                   --     102,835       36,895           --
=========================================================================================================

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM    DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                                      (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,506,728   $1,701,839   $2,020,705
Distributions from net ordinary income *                                     --      212,091           --
Distributions from net long-term capital gains                               --       73,921           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,826,633  $2,058,342   $3,348,540   $1,747,442
Distributions from net ordinary income *                     22,385          --      554,099           --
Distributions from net long-term capital gains                   --     332,522           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                         NORTH        NORTH
                                               GEORGIA      GEORGIA       GEORGIA     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND      DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE   ADVANTAGE 2       INCOME  ADVANTAGE 3
                                                 (NPG)        (NZX)         (NKG)        (NNC)        (NII)
-----------------------------------------------------------------------------------------------------------
Expiration year:
   2005                                        $340,685       $ --       $     --     $ 71,954     $     --
   2006                                              --         --             --           --           --
   2007                                              --         --             --           --           --
   2008                                         129,908         --             --      108,131           --
   2009                                              --         --             --      731,398           --
   2010                                              --         --             --           --           --
   2011                                              --         --             --           --           --
   2012                                         123,954         70        155,675           --      339,128
-----------------------------------------------------------------------------------------------------------
Total                                          $594,547       $ 70       $155,675     $911,483     $339,128
===========================================================================================================

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2003 through May 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                                                              NORTH        NORTH
                                               GEORGIA     CAROLINA     CAROLINA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE    ADVANTAGE  ADVANTAGE 3
                                                 (NZX)        (NRB)        (NII)
--------------------------------------------------------------------------------
                                               $34,535     $119,895      $16,228
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Georgia Premium Income's (NPG) and North Carolina Premium Income's (NNC) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



Under Georgia Dividend Advantage's (NZX), Georgia Dividend Advantage 2's (NKG), North Carolina Dividend Advantage's (NRB), North Carolina Dividend Advantage 2's
(NNO) and North Carolina Dividend Advantage 3's (NII) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

As approved by the Board of Trustees, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates will go into effect on August 1, 2004. The implementation of this complex-wide fee schedule is expected to result in a marginal immediate decrease in the rate at which management fees are to be paid by the Funds. As assets in the Nuveen Fund complex, grow, the management fee rates to be paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                   .30%                 2007                           .25%
2002                    .30                  2008                           .20
2003                    .30                  2009                           .15
2004                    .30                  2010                           .10
2005                    .30                  2011                           .05
2006                    .30
================================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                 2007                           .32%
2003                    .32                  2008                           .24
2004                    .32                  2009                           .16
2005                    .32                  2010                           .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JANUARY 31,                                   JANUARY 31,
--------------------------------------------------------------------------------
2001*                   .30%                  2007                          .25%
2002                    .30                   2008                          .20
2003                    .30                   2009                          .15
2004                    .30                   2010                          .10
2005                    .30                   2011                          .05
2006                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
      2001*             .30%                  2007                          .25%
      2002              .30                   2008                          .20
      2003              .30                   2009                          .15
      2004              .30                   2010                          .10
      2005              .30                   2011                          .05
      2006              .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2004, to shareholders of record on June 15, 2004, as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Dividend per share     $.0755      $.0730       $.0670       $.0745      $.0765       $.0720       $.0670
=========================================================================================================

Swap Transactions

The following Funds entered into forward starting swap transactions for the purpose of hedging their portfolio duration. The swap transactions will be marked to market daily with the corresponding unrealized gain or loss reflected in the Fund's NAV. The Funds entered into the forward starting swap transactions on the dates and in the notational amounts as follows:

                                                                                                          NORTH
                                                                                                       CAROLINA
                                                                                                       DIVIDEND
                                         GEORGIA DIVIDEND                  GEORGIA DIVIDEND         ADVANTAGE 3
                                          ADVANTAGE (NZX)                 ADVANTAGE 2 (NKG)               (NII)
---------------------------------------------------------------------------------------------------------------
Trade Date                         July 1, 2004  July 15, 2004     July 1, 2004   July 15, 2004    July 1, 2004
---------------------------------------------------------------------------------------------------------------
Notional Amount                     $51,500,000    $40,000,000      $51,500,000     $40,000,000     $51,500,000
===============================================================================================================

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                Less Distributions
                                 -----------------------------------------------------------------  --------------------------------

                                                           Distributions   Distributions
                                                                from Net            from                   Net
                     Beginning                       Net      Investment         Capital            Investment    Capital
                        Common                 Realized/       Income to        Gains to             Income to   Gains to
                         Share          Net   Unrealized       Preferred       Preferred                Common     Common
                     Net Asset   Investment   Investment          Share-          Share-                Share-     Share-
                         Value       Income   Gain (Loss)        holders+        holders+   Total      holders    holders     Total
====================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
2004                    $15.36        $ .97       $ (.96)          $(.05)           $ --   $ (.04)       $(.90)      $ --     $(.90)
2003                     14.31          .96         1.02            (.07)             --     1.91         (.86)        --      (.86)
2002                     14.15         1.02          .11            (.12)             --     1.01         (.85)        --      (.85)
2001                     12.80         1.06         1.35            (.26)             --     2.15         (.80)        --      (.80)
2000                     14.45         1.03        (1.65)           (.23)             --     (.85)        (.80)        --      (.80)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                     15.62          .97        (1.18)           (.06)             --     (.27)        (.87)      (.01)     (.88)
2003                     14.00          .96         1.65            (.06)           (.02)    2.53         (.81)      (.13)     (.94)
2002(a)                  14.33          .58         (.19)           (.06)             --      .33         (.47)        --      (.47)

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                     15.01          .88        (1.23)           (.05)             --     (.40)        (.80)      (.02)     (.82)
2003(b)                  14.33          .47          .92            (.04)             --     1.35         (.47)        --      (.47)
====================================================================================================================================
                                                                     Total Returns
                                                                 --------------------
                                                                              Based
                           Offering                                              on
                          Costs and       Ending                             Common
                          Preferred       Common                  Based       Share
                              Share        Share      Ending         on         Net
                       Underwriting    Net Asset      Market     Market       Asset
                          Discounts        Value       Value      Value**     Value**
=====================================================================================
GEORGIA PREMIUM
INCOME (NPG)
-------------------------------------------------------------------------------------
2004                           $ --       $14.42    $15.3000      (4.56)%      (.23)%
2003                             --        15.36     16.9500      12.92       13.78
2002                             --        14.31     15.8300       8.98        7.32
2001                             --        14.15     15.3500      30.41       16.98
2000                             --        12.80     12.4375     (18.84)      (5.87)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-------------------------------------------------------------------------------------
Year Ended 5/31:
2004                             --        14.47     13.9500      (5.15)      (1.73)
2003                            .03        15.62     15.5900      12.56       18.82
2002(a)                        (.19)       14.00     14.7400       1.42        1.02

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-------------------------------------------------------------------------------------
Year Ended 5/31:
2004                             --        13.79     13.2000      (6.57)      (2.67)
2003(b)                        (.20)       15.01     14.9800       3.16        8.22
=====================================================================================

                                                          Ratios/Supplemental Data
                       ------------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement        After Credit/Reimbursement***
                                       -------------------------------      -----------------------------
                                                        Ratio of Net                       Ratio of Net
                                         Ratio of         Investment           Ratio of      Investment
                            Ending       Expenses          Income to           Expenses       Income to
                               Net     to Average            Average         to Average         Average
                            Assets     Net Assets         Net Assets         Net Assets      Net Assets
                        Applicable     Applicable         Applicable         Applicable      Applicable      Portfolio
                         to Common      to Common          to Common          to Common       to Common       Turnover
                       Shares (000)        Shares++           Shares++           Shares++        Shares++         Rate
=======================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
-----------------------------------------------------------------------------------------------------------------------
2004                       $54,607           1.23%              6.54%              1.22%           6.55%            12%
2003                        58,050           1.29               6.53               1.26            6.55             22
2002                        53,909           1.37               7.12               1.35            7.13             37
2001                        53,168           1.41               7.67               1.40            7.68             15
2000                        47,991           1.43               7.73               1.40            7.76             17

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                        28,348           1.27               6.03                .81            6.49              5
2003                        30,576           1.31               6.00                .83            6.49             48
2002(a)                     27,381           1.37*              5.70*               .92*           6.16*            60

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                        62,810           1.22               5.63                .73            6.12             12
2003(b)                     68,325           1.16*              4.36*               .69*           4.84*            17
=======================================================================================================================
                            Preferred Shares at End of Period
                        -----------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market         Asset
                        Outstanding           Value      Coverage
                               (000)      Per Share     Per Share
=================================================================
GEORGIA PREMIUM
INCOME (NPG)
-----------------------------------------------------------------
2004                        $27,800         $25,000       $74,107
2003                         27,800          25,000        77,203
2002                         27,800          25,000        73,480
2001                         27,800          25,000        72,813
2000                         27,800          25,000        68,157

GEORGIA DIVIDEND
ADVANTAGE (NZX)
-----------------------------------------------------------------
Year Ended 5/31:
2004                         15,000          25,000        72,247
2003                         15,000          25,000        75,961
2002(a)                      15,000          25,000        70,636

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
-----------------------------------------------------------------
Year Ended 5/31:
2004                         33,000          25,000        72,583
2003(b)                      33,000          25,000        76,761
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(b) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  48-49 SPREAD

                        FINANCIAL HIGHLIGHTS (continued)

Selected data for a Common share outstanding throughout each period:


                                                      Investment Operations                                Less Distributions
                                 -----------------------------------------------------------------  --------------------------------

                                                           Distributions   Distributions
                                                                from Net            from                   Net
                     Beginning                       Net      Investment         Capital            Investment    Capital
                        Common                 Realized/       Income to        Gains to             Income to   Gains to
                         Share          Net   Unrealized       Preferred       Preferred                Common     Common
                     Net Asset   Investment   Investment          Share-          Share-                Share-     Share-
                         Value       Income   Gain (Loss)        holders+        holders+   Total      holders    holders     Total
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                    $15.50        $ .95       $ (.95)          $(.06)           $ --   $ (.06)       $(.89)      $ --     $(.89)
2003                     14.18          .98         1.27            (.07)             --     2.18         (.86)        --      (.86)
2002                     13.94         1.02          .15            (.13)             --     1.04         (.80)        --      (.80)
2001                     12.62         1.03         1.31            (.27)             --     2.07         (.75)        --      (.75)
2000                     14.28         1.02        (1.61)           (.26)             --     (.85)        (.81)        --      (.81)

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                     15.87          .98        (1.10)           (.05)             --     (.17)        (.91)      (.07)     (.98)
2003                     14.39         1.00         1.54            (.06)           (.02)    2.46         (.86)      (.13)     (.99)
2002                     13.90         1.06          .38            (.13)             --     1.31         (.82)        --      (.82)
2001(a)                  14.33          .25         (.26)           (.05)             --     (.06)        (.20)        --      (.20)

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                     15.98          .94        (1.17)           (.06)             --     (.29)        (.85)      (.03)     (.88)
2003                     14.30          .94         1.78            (.07)           (.02)    2.63         (.82)      (.13)     (.95)
2002(b)                  14.33          .38          .11            (.04)             --      .45         (.34)        --      (.34)

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                     14.96          .90        (1.09)           (.07)             --     (.26)        (.80)      (.01)     (.81)
2003(c)                  14.33          .49          .87            (.05)             --     1.31         (.47)        --      (.47)
====================================================================================================================================
                                                                             Total Returns
                                                                         --------------------
                                                                                      Based
                                   Offering                                              on
                                  Costs and       Ending                             Common
                                  Preferred       Common                  Based       Share
                                      Share        Share      Ending         on         Net
                               Underwriting    Net Asset      Market     Market       Asset
                                  Discounts        Value       Value      Value**     Value**
=============================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                                   $ --       $14.55    $15.4000      (4.08)%      (.40)%
2003                                     --        15.50     16.9500      10.27       15.80
2002                                     --        14.18     16.2100      15.44        7.62
2001                                     --        13.94     14.8000      14.03       16.65
2000                                     --        12.62     13.6875      (7.76)      (5.98)

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                                     --        14.72     15.0500      (2.76)      (1.08)
2003                                    .01        15.87     16.4500      13.52       17.75
2002                                     --        14.39     15.4400       7.54        9.58
2001(a)                                (.17)       13.90     15.1500       2.42       (1.57)

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                                     --        14.81     14.8000      (1.94)      (1.83)
2003                                     --        15.98     15.9700      14.10       18.98
2002(b)                                (.14)       14.30     14.9000       1.64        2.22

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                                     --        13.89     13.6800      (4.93)      (1.75)
2003(c)                                (.21)       14.96     15.2000       4.56        7.86
=============================================================================================
                                                                 Ratios/Supplemental Data
                              ------------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement        After Credit/Reimbursement***
                                              -------------------------------      -----------------------------
                                                               Ratio of Net                       Ratio of Net
                                                Ratio of         Investment           Ratio of      Investment
                                   Ending       Expenses          Income to           Expenses       Income to
                                      Net     to Average            Average         to Average         Average
                                   Assets     Net Assets         Net Assets         Net Assets      Net Assets
                               Applicable     Applicable         Applicable         Applicable      Applicable      Portfolio
                                to Common      to Common          to Common          to Common       to Common       Turnover
                              Shares (000)        Shares++           Shares++           Shares++        Shares++         Rate
==============================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                              $91,941           1.23%              6.35%              1.22%           6.36%            20%
2003                               97,785           1.27               6.60               1.25            6.62             16
2002                               89,286           1.33               7.17               1.32            7.18             22
2001                               87,614           1.34               7.47               1.30            7.51             19
2000                               79,167           1.37               7.81               1.35            7.83             25

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                               33,110           1.24               5.96                .78            6.42             15
2003                               35,591           1.30               6.16                .83            6.62             39
2002                               32,148           1.44               6.86                .90            7.40             37
2001(a)                            31,015           1.31*              5.02*               .85*           5.48*            29

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                               55,311           1.22               5.71                .77            6.16             13
2003                               59,642           1.24               5.80                .76            6.27             22
2002(b)                            53,383           1.19*              4.70*               .74*           5.15*            43

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004                               54,482           1.22               5.75                .73            6.23             14
2003(c)                            58,653           1.18*              4.61*               .71*           5.08*             3
==============================================================================================================================
                                  Preferred Shares at End of Period
                              -----------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market         Asset
                              Outstanding           Value      Coverage
                                     (000)      Per Share     Per Share
=======================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
-----------------------------------------------------------------------
Year Ended 5/31:
2004                              $46,800         $25,000       $74,114
2003                               46,800          25,000        77,236
2002                               46,800          25,000        72,695
2001                               46,800          25,000        71,802
2000                               46,800          25,000        67,290

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
-----------------------------------------------------------------------
Year Ended 5/31:
2004                               17,000          25,000        73,692
2003                               17,000          25,000        77,340
2002                               17,000          25,000        72,277
2001(a)                            17,000          25,000        70,610

NORTH CAROLINA
DIVIDEND ADVANTAGE 2 (NNO)
-----------------------------------------------------------------------
Year Ended 5/31:
2004                               28,000          25,000        74,385
2003                               28,000          25,000        78,252
2002(b)                            28,000          25,000        72,664

NORTH CAROLINA
DIVIDEND ADVANTAGE 3 (NII)
-----------------------------------------------------------------------
Year Ended 5/31:
2004                               28,000          25,000        73,644
2003(c)                            28,000          25,000        77,369
=======================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period January 25, 2001 (commencement of operations) through May
     31, 2001.
(b)  For the period November 15, 2001 (commencement of operations) through May
     31, 2002.
(c)  For the period September 25, 2002 (commencement of operations) through May
     31, 2003.


                                 See accompanying notes to financial statements.

                                  50-51 SPREAD



Trustees
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                           NUMBER OF
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      PORTFOLIOS IN
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                    OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             144
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Chairman and Director (since
                                                          1997) of Nuveen Asset Management, Inc.; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Trustee            1997    Private Investor and Management Consultant.                           144
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Trustee            1993    Retired (1989) as Senior Vice President of The Northern               144
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Trustee            1999    President, The Hall-Perrine Foundation, a private philanthropic       144
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; formerly
Chicago, IL 60606                                         Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a
                                                          regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Trustee            2004    Dean and Distinguished Professor of Finance, School of                144
3/6/48                                                    Business at the University of Connecticut; previously Senior
333 W. Wacker Drive                                       Vice President and Director of Research at the Federal
Chicago, IL 60606                                         Reserve Bank of Chicago (1995-2003); Director, Credit
                                                          Research Center at Georgetown University; Director of
                                                          Xerox Corporation (since 2004).
------------------------------------------------------------------------------------------------------------------------------------


                                       52
                                                                                                                           NUMBER OF
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      PORTFOLIOS IN
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                    OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Trustee            1997    Senior Partner and Chief Operating Officer, Miller-Valentine          144
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, Miami Valley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Trustee            1997    Executive Director, Gaylord and Dorothy Donnelley                     144
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994)
Chicago, IL 60606

                                                                                                                           NUMBER OF
                               POSITION(S)  YEAR FIRST                                                                 PORTFOLIOS IN
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                    OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief            1988      Managing Director (since 2002), Assistant Secretary and               144
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc. Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002); Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Managing
                                                          Director, Associate General Counsel and Assistant Secretary
                                                          of Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                144
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606


                                       53


Trustees
       AND OFFICERS (CONTINUED)

                                                                                                                           NUMBER OF
                               POSITION(S)  YEAR FIRST                                                                 PORTFOLIOS IN
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                    OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant Vice                 128
11/10/66                                                  President (since 1997), of Nuveen Advisory Corp.; prior
333 W. Wacker Drive                                       thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               144
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management, Inc.
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             144
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            144
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 144
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995); Managing Director of Nuveen Asset
                                                          Management, Inc. (since 2001); Vice President of Nuveen
                                                          Investment Advisers Inc. (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         144
5/31/54                        and Controller             of Nuveen Investments, LLC and Vice President and Funds
333 W. Wacker Drive                                       Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.; Chartered                    128
7/5/55                                                    Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


                                       54

                                                                                                                           NUMBER OF
                               POSITION(S)  YEAR FIRST                                                                 PORTFOLIOS IN
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                    OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    144
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               144
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             144
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp.and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003) previously, Assistant Vice President      128
4/10/67                                                   (since 1999), prior thereto, credit analyst (since 1996) of Nuveen
333 W. Wacker Drive                                       Advisory Corp.; Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments, LLC;            144
7/7/65                                                    Managing Director (since 1997), formerly Vice President
333 W. Wacker Drive                                       (since 1996) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.; Managing Director of Nuveen Asset Management,
                                                          Inc. (since 1999). Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003); previously,     128
10/27/65                                                  Principal and portfolio manager with The Vanguard Group
333 W. Wacker Drive                                       (1999-2003); prior thereto, Assistant Vice President of the
Chicago, IL 60606                                         Nuveen Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Build Your Wealth
       AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended May 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     EAN-C-0504D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

During the reporting period, the registrant's board of directors determined that the registrant had at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert for the reporting period was William E. Bennett, who was "independent" for purposes of Item 3 of Form N-CSR.

Although Mr. Bennett served as the audit committee financial expert for part of reporting period, he unexpectedly resigned from the Board effective April 30, 2004. Since that time, the Audit Committee determined that Jack B. Evans, the Chairman of the Audit Committee, qualifies as an audit committee financial expert and recommended to the full Board that he be designated as such. On July 26, 2004, the full Board voted to so designate Mr. Evans.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidiary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolo; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


            NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                               AUDIT FEES BILLED            AUDIT-RELATED FEES                 TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED                   TO FUND                   BILLED TO FUND                BILLED TO FUND           BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2004                       $ 7,285                         $ 0                          $ 852                   $ 2,450
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    N/A                          0%                             0%                        0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2003                       $ 9,450                         $ 0                          $ 352                   $   875
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    N/A                          0%                             0%                        0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by Ernst & Young LLP to Nuveen Advisory Corp. ("NAC" or the "Adviser"), and any entity controlling, controlled by or under common control with NAC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

FISCAL YEAR ENDED                                    AUDIT-RELATED FEES           TAX FEES BILLED TO              ALL OTHER FEES
                                                   BILLED TO ADVISER AND             ADVISER AND                 BILLED TO ADVISER
                                                      AFFILIATED FUND              AFFILIATED FUND              AND AFFILIATED FUND
                                                     SERVICE PROVIDERS            SERVICE PROVIDERS              SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2004                                                 $ 0                         $ 0                            $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                           0%                          0%                             0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2003                                                 $ 0                         $ 0                            $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                         N/A                            N/A
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP independence.

FISCAL YEAR ENDED                                             TOTAL NON-AUDIT FEES
                                                             BILLED TO ADVISER AND
                                                            AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                             PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                             RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                                 TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                    BILLED TO FUND           REPORTING OF THE FUND)             ENGAGEMENTS)                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
May 31, 2004                           $ 3,302                         $ 0                            $ 0                  $ 3,302
May 31, 2003                           $ 1,227                         $ 0                            $ 0                  $ 1,227

Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAC would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: August 6, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: August 6, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: August 6, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.